Schedule of risk of increase in inflation (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets
Concession financial assets related to Distribution infrastructure - IPCA (1)	R$ 718	R$ 559
Receivable from Minas Gerais state government (AFAC) – IGPM (Note 11 and 30)	13	12
Concession Grant Fee – IPCA (Note 14)	2,792	2,549
Assets	3,523	3,120
Liabilities
Loans, financing and debentures – IPCA and IGP-DI (Note 22)	(4,322)	(4,863)
Debt with pension fund (Forluz) – IPCA (Note 24)	(385)	(473)
Deficit of pension plan (Forluz) – IPCA (Note 24)	(539)	(540)
Liabilities	(5,246)	(5,876)
Net assets (liabilities) exposed	R$ (1,723)	R$ (2,756)